SCHEDULE OF PROCEEDS FROM MERGER (Details) - USD ($)	Nov. 20, 2024	Sep. 17, 2024
Accounting Policies [Abstract]
Cash—Pono working capital cash		$ 766,735
Cash—Pono trust		16,731,409
Less: transaction costs and advisory fees		5,790,727
Net proceeds from Pono Merger	$ 1,489,581	$ 11,707,417